Transactions with Related Parties	6 Months Ended
Jun. 30, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and the unaudited interim condensed consolidated statements of operations are as follows:

	December 31,	June 30,
	2017	2018
Due to related parties	$(726)	$(258)
Accrued liabilities	$(11,786)	$(816)

	Six-month period ended June 30,
Statements of Operations	2017	2018
Revenues – commission fees	$6,344	$2,928
Drilling units operating expenses	$405	$287
General and administrative expenses	$7,906	$6,482

TMS Offshore Services Ltd.: On March 31, 2016 and effective January 1, 2016 and up to September 22, 2017, the Company signed a management services agreement with TMS Offshore Services Ltd. (''TMS"), a company that may be deemed to be beneficially owned by the Company's Chairman, Mr. George Economou, to provide certain management services related to the Company's drilling units including but not limited to commercial, financing, legal and insurance services. Under the terms of this agreement, in January 2017 and effective from January 1, 2017, the Company and TMS agreed to make certain amendments and expand the scope of the agreement. The Management Services Agreement discussed below, replaced the management services agreement that the Company and its subsidiaries entered into with TMS on March 31, 2016, as amended.

On September 22, 2017, the effective date of the Company's Restructuring (the "Restructuring Effective Date") and as part of the Restructuring, the Company and each of its drilling-unit-owning subsidiaries entered into the Management Services Agreement with TMS to provide certain management services related to the Company's drilling units including but not limited to executive management, commercial, financing, accounting, reporting, information technology, legal, manning, insurance, catering and superintendency services. As consideration for TMS's management services, the Company agreed to pay TMS an annual fee of $15,500 (not including reimbursement for certain expenses incurred in connection with their performance of services as manager) plus up to an additional $10,000 based on the satisfaction of certain metrics. The Company also agreed to pay a 1.0% commercial fee on all earnings under any then existing drilling contract and any drilling contract entered into after the commencement of the Management Services Agreement. The Company may terminate the Management Services Agreement at any time, subject to the payment of a termination fee of the greater of $150,000, which amount shall be reduced ratably on a daily basis over the term of the Management Services Agreement or $30,000 (the "Convenience Termination Fee"). The Company may also terminate the Management Services Agreement for "cause" upon five business days' notice to TMS, subject to certain conditions, including the payment to an escrow account of the lesser of $50,000 or the Convenience Termination Fee, due and owing at the time, such funds to be released in accordance with the decision of an appointed arbitrator.

A refundable security deposit of $5,000 has been agreed to be placed into an escrow account and if, for any reason, the Company fails to make payments under the Management Services Agreement, then TMS may draw upon such security deposit, until paid in full (Note 8).

On December 19, 2017, the Company's board of directors (the "Board of Directors") approved to pay TMS the maximum bonus under the previous Management Services Agreement due to the success of the Restructuring. In addition a bonus on a pro rata basis from September 22, 2017 to December 31, 2017 of $1,384 was paid during 2018.

Prime Cap Shipping Inc.: Prime Cap Shipping Inc. ("Prime Cap") is a Cayman Islands company that may be deemed to be beneficially owned by the Company's Chairman, Mr. George Economou. On September 22, 2017 pursuant to the Restructuring and under the terms of the Management Services Agreement, 8,524,793 common shares of the Company's common stock were issued to Prime Cap (Note 11). As of June 30, 2018 Mr. George Economou, was deemed to beneficially own 8,525,596 common shares (including 8,524,793 shares issued to Prime Cap) representing a 9.3% shareholding of the Company.

Azara Services S.A.: Azara Services S.A. ("Azara"), an entity that may be deemed to be beneficially owned by the Company's Chairman, Mr. George Economou, is the owner of 65 (600,000 shares before the 1-for- 9,200 reverse stock split) shares of the Company's common stock, as of June 30, 2018.

Basset Holdings Inc. and Steel Wheel Investments Limited: Basset Holdings Inc. ("Basset") and Steel Wheel Investments Limited ("Steel Wheel"), entities that may be deemed to be beneficially owned by the Company's Executive Vice Chairman, Mr. Anthony Kandylidis, are the owners of 12 (114,286 shares before the 1-for- 9,200 reverse stock split) and 170 (1,570,226 shares before the 1-for- 9,200 reverse stock split) shares of the Company's common stock, respectively, as of June 30, 2018.